Operating, General And Administrative Expenses And Restructuring Costs	12 Months Ended
Aug. 31, 2022
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Operating, General And Administrative Expenses And Restructuring Costs
23.	OPERATING, GENERAL AND ADMINISTRATIVE EXPENSES AND RESTRUCTURING COSTS

	2022 $	2021 $
Employee salaries and benefits (1)	667	677
Purchases of goods and services	2,247	2,346

	2,914	3,023

(1)	For the year ended August 31, 2022, employee salaries and benefits include restructuring costs of $nil (2021 – $14).